Loss per share - Schedule of loss per share (Details) - shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	2,680,418	1,194,029
Warrants [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	1,249,984	526,406
Share Options [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	195,500	87,648
RSUs [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	1,600	32,690
Convertible debentures [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	1,233,334	547,285